Share capital (Details Narrative) $ / shares in Units, $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended																	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 24, 2026 CAD ($) shares	Jul. 01, 2026 $ / shares shares	Jan. 31, 2025 CAD ($) $ / shares shares	Sep. 30, 2026 CAD ($) $ / shares shares	May 31, 2026 CAD ($) shares $ / shares	Mar. 31, 2026 shares $ / shares	Jan. 31, 2026 CAD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) shares $ / shares	Nov. 30, 2025 CAD ($) shares $ / shares	Sep. 30, 2025 CAD ($) shares	Jul. 31, 2025 CAD ($) shares	Jun. 30, 2025 CAD ($) shares	May 31, 2025 CAD ($) shares	Apr. 30, 2025 CAD ($) shares $ / shares	Mar. 31, 2025 CAD ($) shares $ / shares	Feb. 28, 2025 CAD ($) shares $ / shares	Feb. 28, 2025 AUD ($) shares $ / shares	Jan. 31, 2025 CAD ($) $ / shares shares	Jan. 31, 2025 AUD ($) shares	Dec. 31, 2025 CAD ($) shares	Sep. 30, 2026 CAD ($) shares $ / shares	Sep. 30, 2025 CAD ($)	Dec. 31, 2025 CAD ($) shares $ / shares	Jan. 31, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			1,684,659	285,670,318				262,776,228	262,776,228									2,222,222	1,684,659		262,776,228	285,670,318		262,776,228
Proceeds from issuance of shares																	$ 2,817,000	$ 3,000	$ 1,755,000	$ 6,750			$ 134,434,000
Common shares issued price per share | (per share)			$ 1.71															$ 1.875	$ 1.71						$ 1.875
Maturity date			Jan. 14, 2028														Feb. 07, 2028	Feb. 07, 2028
Warrants issued value																	$ 972,000							$ 1,528,000
Expiration term			3 years																3 years
Weighted average fair value			$ 586,000																$ 586,000
Fair value of risk free interest rate																			2.64%	2.64%
Fair value of volatility rate																			54.08%	54.08%
Expected term																			3 years	3 years
Common shares issued on conversion units | shares							15,047,619	2,666,666	2,666,666		133,333	20,000,000	793,646	120,475
Common shares issued on debenture														$ 230,000
Common shares issued on conversion units, value							$ 60,748,000		$ 16,843,000		$ 428,000		$ 2,420,000	$ 234,000
Conversion of outstanding debenture								$ 2,000	$ 3,098,000		$ 179,000		$ 1,536,000
Proceeds from initial public offering												$ 109,952,000
Common stock issued | shares								20,700,000	20,700,000		1,347,305
Common stock issued price per share | shares											9.25
Common stock issued value									$ 168,180,000	$ 12,463,000
Common shares issued on conversion units | shares								2,000,000	2,000,000
common shares upon conversion								$ 1,500	$ 2,323,000
[custom:FairValueOffOutstandingDebenture]									$ 22,458,000
Aggregate purchase price																					$ 178,886,000		131,934,000
Weighted average share price | $ / shares				$ 2.38
Number of restricted stock granted | shares																						261,187		1,497,195
Share based compensation																						$ 4,979,000	8,351,000
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of restricted stock granted | shares															666,666
Fair value of share price | $ / shares															$ 2,150
Share based compensation																						$ 266,000
Employees and consultants [member]
IfrsStatementLineItems [Line Items]
Number of stock options granted | shares					10,000					200,000					1,616,664	348,000	166,666	166,666
Number of stock options vested price per share | $ / shares					$ 23.69					$ 8.93					$ 3.86	$ 2.83	$ 1.79
Share based compensation expense					$ 147,000					$ 1,128,000					$ 3,302,000	$ 328,000	$ 204,000
Risk-free interest rate					3.35%					2.71%					2.67%	2.69%	2.66%	2.66%
Risk-free interest rate					73.36%					72.68%					62.20%	60.34%	60.54%	60.54%
Expected life					5 years					5 years					5 years	5 years	5 years	5 years
Expected dividend yield					0.00%					0.00%					0.00%	0.00%	0.00%	0.00%
Employees and consultants one [member]
IfrsStatementLineItems [Line Items]
Number of stock options granted | shares																100,000	133,333	133,333
Number of stock options vested price per share | $ / shares																$ 2.43	$ 2.87
Share based compensation expense																$ 120,000	$ 206,000
Risk-free interest rate																2.72%	2.76%	2.76%
Risk-free interest rate																60.20%	61.48%	61.48%
Expected life																5 years	5 years	5 years
Expected dividend yield																0.00%	0.00%	0.00%
Dr thomas gutschlag [member]
IfrsStatementLineItems [Line Items]
Number of stock options granted | shares																						799,997
Directors [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of restricted stock granted | shares																								763,863
Fair value of share price | $ / shares																								$ 2,730
Share based compensation																							1,958,000
Directors [member] | Restricted share units one [member]
IfrsStatementLineItems [Line Items]
Number of restricted stock granted | shares																						106,101
Fair value of share price | $ / shares																						$ 2,168
Share based compensation																						$ 2,168,000
Directors [member] | Deferred share units [member]
IfrsStatementLineItems [Line Items]
Number of restricted stock granted | shares																						21,064
Fair value of share price				$ 483,000																		$ 483,000
Share based compensation																						483,000
Employee [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of restricted stock granted | shares								66,666	66,666
Fair value of share price | $ / shares									$ 597
Share based compensation																						366,000
Employee [member] | Restricted share units one [member]
IfrsStatementLineItems [Line Items]
Number of restricted stock granted | shares							126,000
Fair value of share price | $ / shares							$ 1,556
Share based compensation																						1,114,000
Employee [member] | Restricted share units two [member]
IfrsStatementLineItems [Line Items]
Number of restricted stock granted | shares						29,086
Fair value of share price | $ / shares						$ 590
Share based compensation																						$ 277,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	14,400,000
Shares issued settlement of debt | shares																			66,667	66,667
Shares issued settlement of debt																			$ 90,000
Aggregate purchase price	$ 300,000
Stock purchased and cancelled | shares																						2,914,739
Weighted average share price | $ / shares																						$ 16.58
Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		266,666
Warrants issued value																								$ 739,000
Weighted average share price | $ / shares		$ 16.58
Non adjusting event [member]
IfrsStatementLineItems [Line Items]
Warrants issued value																								$ 1,566,000
CHESS depositary interests [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			5,000,000																5,000,000
Proceeds from issuance of shares																			$ 5,803,000